Financial instruments - Increase (Decrease) to Net Earnings Before Tax (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Currency risk increase [Member] | Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	$ 5,855	$ 5,640
Currency risk increase [Member] | US dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	6,816	5,441
Currency risk decrease [Member] | Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	(5,855)	(5,640)
Currency risk decrease [Member] | US dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	(6,816)	(5,441)
Commodity price risk increase [Member] | Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	(256,731)	(88,524)
Commodity price risk increase [Member] | US dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	(27,573)
Commodity price risk decrease [Member] | Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	262,862	91,828
Commodity price risk decrease [Member] | US dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	27,573
$1.00 increase from initial share price of the equity swap
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	3,750	3,750
$1.00 decrease from initial share price of the equity swap | Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	$ (3,750)	$ (3,750)